SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended						9 Months Ended
	Jan. 13, 2020	Apr. 30, 2020	Mar. 17, 2020	Mar. 11, 2020	Jan. 31, 2020	Jan. 28, 2020	Dec. 31, 2018	Sep. 30, 2019	Mar. 31, 2020	Feb. 29, 2020	Jan. 30, 2020	Dec. 31, 2019
Common stock, Shares authorized							5,000,000,000		5,000,000,000			5,000,000,000
Advances from affiliate							$ 645,788		$ 1,098,644			$ 878,515
Investor [Member]
Debt conversion, converted instrument, shares issued							25,000,000
Debt conversion, converted amount, convertible debt							$ 250,000
Subsequent Event [Member] | Debt Conversion [Member]
Advances from affiliate										$ 100,000
Subsequent Event [Member] | 2019 Equity Incentive Plan [Member]
Conversion price, description
Unfunded balance description								Provided that each purchase must be in an amount of no less than $360,000. Any rights to purchase a portion of the Unfunded Balance outstanding after nine months shall be terminated and the Investor shall have no rights to purchase the Unfunded Balance.
Sale of first portion note value				$ 360,000
Purchase amount under agreement				1,440,000
Purchase price of portion, net				360,000
Purchase price value				330,000
Original issue discount amount				30,000
Aggregate value of convertible notes purchased by the investors				$ 1,440,000
Unfunded balance of note								$ 1,440,000
Interest payable on convertible notes				10.00%
Terms of default, Description				Upon an Event of Default, interest shall accrue at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event of a breach of Section 8(k) of the Note the penalty shall be $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. The penalty for a breach of Section 8(n) shall be an increase of the outstanding principal amounts by 20%. In case of a breach of Section 8(i), the outstanding principal due under the Note shall increase by 50%. If the Note is not paid at maturity, the outstanding principal due under the Note shall increase by 15%. Further, if a breach of Section 8(m) occurs or is continuing after the 6 month anniversary of the Note, then the Holder shall be entitled to use the lowest closing bid price during the delinquency period as a base price for the conversion.
Subsequent Event [Member] | Employment Agreement [Member] | Corey Lambrecht [Member]
Debt conversion, converted instrument, shares issued	10,000,000
Debt conversion, fair value	$ 0.088
Subsequent Event [Member] | Investor [Member]
Preferred stock, Shares authorized							40,000,000				100,000,000
Preferred stock, Shares previously authorized							40,000,000				60,000,000
Common stock, Shares previously authorized							5,000,000,000				2,000,000,000
Common stock, Shares authorized							5,000,000,000				5,000,000,000	5,000,000,000
Class A convertible preferred stock designated											60,000,000
Class A convertible preferred stock undesignated											4,000,000
Subsequent Event [Member] | President [Member]
Debt conversion, converted instrument, shares issued		17,755,682
Debt conversion, converted amount, convertible debt		$ 50,000
Subsequent Event [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | 10% Convertible Redeemable Note [Member]
Debt conversion, converted instrument, shares issued						17,774,618
Debt conversion, converted amount, convertible debt						$ 50,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Annual salary					$ 80,000
Term of agreement					1 year
Renewal term description					If employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability; If employment is terminated by the Board for Cause, then the Company shall pay the Base Salary and Bonus earned through the date of his termination; If employment is terminated by the upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.
Accounts Receivable [Member] | Customer Three [Member]
Debt conversion, converted instrument, shares issued		400,000,000
Debt conversion, converted amount, convertible debt		$ 1,600,000